Stock Compensation Plans - Changes in Company Restricted Stock Units (Detail) - Restricted Stock Units - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Outstanding, beginning balance	1,064	0
Shares, Granted During 2015	450
Shares, Granted	879	1,064
Shares, Outstanding, ending balance	2,393	1,064
Weighted-Average Grant-Date Fair Value, Outstanding, beginning balance	$ 12.16
Weighted Average Grant Date Fair Value, Granted During 2015	13.65
Weighted Average Grant Date Fair Value, Granted	19.35	$ 12.16
Weighted-Average Grant-Date Fair Value, Outstanding, ending balance	$ 15.09	$ 12.16